Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012133 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Balanced Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 9,787,000,000
Holdings Count | Holding	3,843
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$9,787
Number of Portfolio Holdings	3,843
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	0.7%
Consumer Discretionary	6.7%
Consumer Staples	1.9%
Energy	1.7%
Financials	4.9%
Health Care	5.2%
Industrials	5.8%
Real Estate	1.0%
Technology	17.1%
Telecommunications	0.9%
Utilities	1.1%
Tax-Exempt Municipal Bonds	52.7%
Other Assets and Liabilities—Net	0.3%

C000012135 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[2]
Net Assets	$ 21,606,000,000
Holdings Count | Holding	1,014
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$21,606
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	14.2%
Consumer Staples	4.3%
Energy	3.8%
Financials	10.4%
Health Care	10.9%
Industrials	11.9%
Real Estate	2.3%
Technology	36.1%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

C000012136 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Institutional Shares
Trading Symbol	VTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 21,606,000,000
Holdings Count | Holding	1,014
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$21,606
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	14.2%
Consumer Staples	4.3%
Energy	3.8%
Financials	10.4%
Health Care	10.9%
Industrials	11.9%
Real Estate	2.3%
Technology	36.1%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

C000012142 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[4]
Net Assets	$ 8,803,000,000
Holdings Count | Holding	606
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,803
Number of Portfolio Holdings	606
Portfolio Turnover Rate	6%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	2.8%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	5.2%
Financials	18.1%
Health Care	10.4%
Industrials	17.3%
Information Technology	12.8%
Materials	5.7%
Real Estate	7.1%
Utilities	2.0%
Other Assets and Liabilities—Net	1.0%

C000012143 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Institutional Shares
Trading Symbol	VTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[5]
Net Assets	$ 8,803,000,000
Holdings Count | Holding	606
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,803
Number of Portfolio Holdings	606
Portfolio Turnover Rate	6%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	2.8%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	5.2%
Financials	18.1%
Health Care	10.4%
Industrials	17.3%
Information Technology	12.8%
Materials	5.7%
Real Estate	7.1%
Utilities	2.0%
Other Assets and Liabilities—Net	1.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.